Submission	Aug. 05, 2026
Submission [Line Items]
Central Index Key	0000912242
Registrant Name	MACERICH CO
Registration File Number	333-297985
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES